S000077112 [Member] Investment Strategy - iShares Environmentally Aware Real Estate ETF	Jun. 25, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to track the investment results of the FTSE EPRA Nareit Developed Green Target Index (the “Underlying Index”), which was developed by FTSE International Limited (the “Index Provider” or “FTSE”). The Underlying Index is composed of securities selected from the FTSE EPRA Nareit Developed Index (the “Parent Index”). The Parent Index is composed of real estate investment trusts (“REITs”) and real estate holding and development companies from developed market countries or regions. The Underlying Index reweights constituents of the Parent Index to target, in aggregate, a minimum level of green certification; an increase in green certification and a reduction in energy usage, both relative to the Parent Index; and a level of carbon emission intensity that is no worse than that of the Parent Index, subject to certain constraints. The Parent Index may include large-, mid- and small-capitalization constituents.
Green certification is defined as the percentage of building area owned by an issuer that has a LEED or BREEAM certification, as confirmed by a third-party data provider.
Energy usage is defined as the estimated energy usage, measured in kilowatt hours per square foot, of net leasable area owned by an issuer. A third-party data provider estimates energy usage based on factors including building location and size, primary property type, year built and time period of estimation.
The carbon emission intensity metric is calculated based on total carbon emissions, measured in metric tons of carbon dioxide-equivalent, for the buildings owned by the issuer. A third-party data provider estimates Scope 1, 2 and 3 emissions, which include both landlord and tenant emissions, for each building based on the types of energy used by similar types of buildings in the geographic area. Scope 1 emissions are direct greenhouse gas (“GHG”) emissions from fuels that are used by a building on-site. Scope 2 emissions are emissions from fuels that are burned off-site to deliver energy to a building, mainly emissions from electricity use. Scope 3 emissions are other emissions that an issuer generates indirectly, such as emissions from tenants, transportation, waste generation and disposal, supply chain, and purchased products. The emissions are then scaled by the issuer’s enterprise value including cash (i.e., the sum of market capitalization at fiscal year-end, preferred stock, minority interests, total debt, and cash and cash equivalents).
The Index Provider begins with the Parent Index and excludes the securities of issuers that it identifies as being involved in the business of tobacco, companies involved with controversial weapons, producers and retailers of civilian firearms, and companies involved in thermal coal mining, thermal coal-based power generation or the extraction of oil sands. Certain exclusions (e.g., controversial weapons or manufacturing tobacco products) are categorical, and others are based on percentage of revenue or ownership thresholds. Additionally, the Index Provider excludes companies that it determines are involved in controversies related to the ten United Nations Global Compact (“UNGC”) principles, which are classified into four categories: human rights, labor, environment and anti-corruption.
The Index Provider then weights the remaining securities to target, in aggregate across the Underlying Index, (i) a minimum of 10% green certification; (ii) a 30% increase in green certification relative to the Parent Index; (iii) a 10% reduction in energy usage relative to the Parent Index; and (iv) a level of carbon emission intensity that is no worse than that of the Parent Index. The Underlying Index must have a beta (a measure of volatility relative to the overall market) between 0.7 and 1.3 relative to the Parent Index, using daily returns over the past two years. In addition, the Underlying Index's country and sector exposure must be within 2% of the Parent Index weight. The minimum weight for an individual constituent is 0.005% of the Underlying Index, and the maximum weight is the lesser of 10% of the Underlying Index or 10 times the constituent’s weight in the Parent Index. At each index review, the sector and country constraints and the green certification and energy usage targets may be relaxed if it is infeasible to achieve all constraints and targets.
The Underlying Index is reviewed and reconstituted annually in September, with the business involvement and UNGC controversy screens applied quarterly.
As of April 30, 2024, the Underlying Index was composed of 356 securities of companies in the following countries or regions: Australia, Austria, Belgium, Canada, Finland, France, Germany, Hong Kong, Ireland, Israel, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Singapore, South Korea, Spain, Sweden, Switzerland, the United Kingdom (the “U.K.”), and the U.S. As of April 30, 2024, a significant portion of the Underlying Index included companies offering various real estate services, real estate operating companies and REITs. The components of the Underlying Index are likely to change over time.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection.
Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of an applicable underlying index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the securities in the Underlying Index.
The Fund generally will invest at least 90% of its assets in the component securities of its Underlying Index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (i.e., depositary receipts representing securities of the Underlying Index) and may invest up to 10% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. Cash and cash equivalent investments associated with a derivative position will be treated as part of that position for the purposes of calculating the percentage of investments included in the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).
The Underlying Index is sponsored by FTSE, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Strategy Portfolio Concentration [Text]	Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.